CONSOLIDATED STATEMENTS OF INCOME - Southwest - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gas operating revenues	$ 1,521,790	$ 1,350,585	$ 1,368,939
Operating expenses:
Net cost of gas sold	430,907	342,837	385,164
Operations and maintenance	473,146	408,116	424,150
Depreciation and amortization	371,041	332,027	303,237
Taxes other than income taxes	80,343	63,460	62,328
Total operating expenses	3,310,904	2,875,869	2,748,106
Operating income	369,547	423,004	371,811
Other income and (expenses):
Interest Expense	(119,198)	(111,477)	(109,226)
Other income (deductions)	(3,499)	(6,789)	10,085
Total other income and (expenses)	(122,697)	(118,266)	(99,141)
Income before income taxes	246,850	304,738	272,670
Income tax expense	39,648	65,753	56,023
Net income	207,202	238,985	216,647
Southwest Gas Corporation
Gas operating revenues	1,521,790	1,350,585	1,368,939
Operating expenses:
Net cost of gas sold	430,907	342,837	385,164
Operations and maintenance	438,550	406,382	422,174
Depreciation and amortization	253,398	235,295	215,620
Taxes other than income taxes	80,343	63,460	62,328
Total operating expenses	1,203,198	1,047,974	1,085,286
Operating income	318,592	302,611	283,653
Other income and (expenses):
Interest Expense	(97,560)	(101,148)	(95,026)
Other income (deductions)	(4,559)	(6,590)	9,517
Total other income and (expenses)	(102,119)	(107,738)	(85,509)
Income before income taxes	216,473	194,873	198,144
Income tax expense	29,338	35,755	34,973
Net income	$ 187,135	$ 159,118	$ 163,171